Investments in Subsidiaries - Details of Significant Subsidiaries of the Group (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Guangxi Yuchai Machinery Company Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation	PRC
Place of business	PRC
Group's effective equity interest	76.40%	76.40%
Guangxi Yuchai Marine and Genset Power Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Place of incorporation	PRC
Place of business	PRC
Group's effective equity interest	76.40%	76.40%
Yuchai Xin-Lan New Energy Power Technology Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Place of incorporation	PRC
Place of business	PRC
Group's effective equity interest	67.00%	69.50%
Guangxi Yuchai Machinery Monopoly Development Company Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation	PRC
Place of business	PRC
Group's effective equity interest	54.90%	54.90%
Guangxi Yuchai Foundry Co., Ltd [member]
Disclosure of subsidiaries [line items]
Place of incorporation	PRC
Place of business	PRC
Group's effective equity interest	76.40%	76.40%
HL Global Enterprises Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation	Singapore
Place of business	Singapore
Group's effective equity interest	50.20%	50.20%